Financial instruments - Additional Information (Details)						12 Months Ended
	Dec. 23, 2024 GBP (£)	Dec. 23, 2024 USD ($) shares	Dec. 16, 2021 USD ($) shares	Dec. 15, 2021 GBP (£)	Dec. 15, 2021 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 USD ($)	Jan. 24, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 15, 2024	Dec. 31, 2023 GBP (£)
Disclosure of financial liabilities [line items]
Total interest expense for financial liabilities not held at fair value through profit or loss						£ 194,000	£ 156,000
Share Price | $ / shares									$ 5.6
Change in fair value from own credit risk							22,293,000
Convertible senior secured notes
Disclosure of financial liabilities [line items]
Convertible Senior Secured Notes Principal Amount | $		$ 1,000
Principal amount outstanding						£ 108,755,000	103,914,000	$ 146,286,000		$ 130,194,000
Aggregate purchase price				£ 145,000,000	$ 192,000,000
Change in fair value from own credit risk							£ 22,293,000
Percentage of increase in company's own credit spread during the period							11
Convertible senior secured notes | Credit spread
Disclosure of financial liabilities [line items]
Percentage of decrease in unobservable input						7.50%		7.50%
Percentage of increase in unobservable input						7.50%		7.50%
Increase (decrease) in fair value from reasonably possibly increase in unobservable input						£ (7,000,000)
Increase (decrease) in fair value from reasonably possibly decrease in unobservable input						£ 7,000,000
Convertible senior secured notes | Minimum
Disclosure of financial liabilities [line items]
Term of US Government debt to calculate interest rate, fair value measurement inputs						3 years
Historical share price volatility period of comparable companies, fair value measurement inputs						3 months
Convertible senior secured notes | Maximum
Disclosure of financial liabilities [line items]
Term of US Government debt to calculate interest rate, fair value measurement inputs						5 years
Historical share price volatility period of comparable companies, fair value measurement inputs						4 years
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate											12.00%
Convertible senior secured notes | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate											10.00%
Convertible senior secured notes | First half of principal amount
Disclosure of financial liabilities [line items]
Conversion rate | shares		363.636
Principal amount converted	£ 103,997,811	$ 130,194,859
Convertible senior secured notes | Remaining half of principal amount
Disclosure of financial liabilities [line items]
Conversion rate | shares		285.714
Convertible senior secured notes | Level 3
Disclosure of financial liabilities [line items]
Carrying Value						£ 188,526,000
Financial liabilities at fair value through profit and loss category
Disclosure of financial liabilities [line items]
Carrying Value						188,813,000	£ 524,676,000
Financial liabilities, at fair value						188,813,000	524,676,000
Financial liabilities at fair value through profit and loss category | Convertible senior secured notes
Disclosure of financial liabilities [line items]
Carrying Value						188,526,000	524,242,000
Financial liabilities, at fair value						188,526,000	524,242,000
Financial liabilities at fair value through profit and loss category | Convertible senior secured notes | Mudrick
Disclosure of financial liabilities [line items]
Carrying Value						188,526,000	524,242,000					£ 109,291,000
Convertible senior secured notes
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value						£ 188,526,000	£ 524,242,000
Convertible Note [Member]
Disclosure of financial liabilities [line items]
Maturity term			five-year
Conversion rate | shares			90.9091
Convertible Senior Secured Notes Principal Amount | $			$ 1,000
Convertible Note [Member] | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate			9.00%
Convertible Note [Member] | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate			7.00%